UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
8,900	Aflac Incorporated +	$ 594,520
8,100	Reinsurance Group of America Incorporated +	627,021
		1,221,541	4.21%

Agricultural Chemicals
3,200	CF Industries Holdings, Inc. +	745,728	2.57%

Air Courier Services
4,900	FedEx Corporation +	704,473	2.43%

Aircraft Engines & Engine Parts
5,900	United Technologies Corp. +	671,420	2.31%

Commercial Banks
9,900	Bank of Montreal (Canada) +	659,934	2.27%

Computer Storage Devices
8,400	Western Digital Corporation +	704,760	2.43%

Electric Services
12,700	American Electric Power Co. Inc. +	593,598
14,600	Southern Co.	600,206
		1,193,804	4.11%

Electronic & Other Electrical Equipment (No Computer Equipment)
8,600	Emerson Electric Co. +	603,548	2.08%

Fire, Marine & Casualty Insurance
6,800	ACE Limited (Switzerland) +	704,004
14,400	Axis Capital Holdings Limited (Bermuda) +	685,008
6,400	The Chubb Corporation +	618,432
		2,007,444	6.92%

Food and Kindred Products
11,633	Kraft Foods Inc.	627,135
19,900	Mondelēz International, Inc. +	702,470
		1,329,605	4.58%

Gas & Other Services Combined
6,400	Sempra Energy +	574,464	1.98%

Hospitals & Medical Service Plans
9,800	Aetna Inc. +	672,182
8,500	UnitedHealth Group, Inc. +	640,050
		1,312,232	4.52%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
12,800	VF Corp. +	797,952	2.75%

National Commercial Banks
7,000	The PNC Financial Services Group, Inc. +	543,060	1.87%

Oil & Gas Field Machinery & Equipment
8,600	National Oilwell Varco, Incorporated +	683,958	2.36%

Oil, Gas Field Services, NBC
7,600	Schlumberger Limited	684,836	2.36%

Petroleum Refining
5,200	Chevron Corp. +	649,532
7,100	Exxon Mobil Corporation +	718,520
10,400	Phillips 66 +	802,152
		2,170,204	7.47%

Pharmaceutical Preparations
11,700	Eli Lilly and Company +	596,700	2.06%

Radio & TV Broadcasting & Communications Equipment
8,000	QUALCOMM Incorporated +	594,000	2.05%

Railroads, Line-Haul Operating
11,400	Canadian National Railway Company (Canada) +	650,028
4,000	Union Pacific Corporation +	672,000
		1,322,028	4.55%

Retail - Department Stores
11,900	Kohl's Corporation +	675,325	2.33%

Retail - Eating Places
6,400	McDonald's Corp. +	620,992	2.14%

Retail - Jewelers Ltd.
7,400	Signet Jewelers Limited (Bermuda) +	582,380	2.01%

Retail - Variety Stores
4,600	Costco Wholesale Corp. +	547,492	1.89%

Rubber & Plastic Footwear
8,200	Nike Inc. Class B +	644,848	2.22%

Search, Detection, Navigation, Guidance, Aeronautical Systems
7,400	Raytheon Company +	671,180	2.31%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,700	Procter & Gamble Co. +	626,857	2.16%

Surgical & Medical Instruments & Apparatus
8,900	Stryker Corporation +	668,746	2.30%

Tobacco Products
18,000	Altria Group Inc. +	691,020
7,300	Philip Morris International, Inc. +	636,049
		1,327,069	4.57%

Wholesale - Drugs Properties & Druggists' Sundries
4,300	McKesson Corporation +	694,020	2.39%

Total for Common Stocks (Cost $19,210,021)		26,180,600	90.20%

	Other Assets in Excess of Liabilities	2,845,521	9.80%

	Net Assets	$ 29,026,121	100.00%

Neiman Large Cap Value Fund

	Schedule of Written Options
	December 31, 2013 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

ACE Limited
February 2014 Calls @ 105.00	1,000	$ 1,400

Aetna Inc.
April 2014 Calls @ 70.00	1,500	4,215

Aflac Incorporated
May 2014 Calls @ 72.50	1,300	1,066

Altria Group Inc.
March 2014 Calls @ 38.00	2,700	3,078

American Electric Power Co. Inc.
February 2014 Calls @ 50.00	1,900	190

Axis Capital Holdings Limited
March 2014 Calls @ 50.00	2,200	1,870

Bank of Montreal
March 2014 Calls @ 75.00	1,500	375

Canadian National Railway Company
April 2014 Calls @ 60.00	900	945

CF Industries Holdings, Inc.
February 2014 Calls @ 230.00	500	5,005

Chevron Corp.
March 2014 Calls @ 130.00	800	816

The Chubb Corporation
April 2014 Calls @ 100.00	1,000	1,560

Costco Wholesale Corp.
April 2014 Calls @ 135.00	700	266

Eli Lilly and Company
April 2014 Calls @ 55.00	1,800	738

Emerson Electric Co.
March 2014 Calls @ 70.00	1,300	2,821

Exxon Mobil Corporation
April 2014 Calls @ 100.00	1,100	3,905

FedEx Corporation
April 2014 Calls @ 150.00	700	3,220

Kohl's Corporation
April 2014 Calls @ 60.00	1,800	2,520

McDonald's Corp.
March 2014 Calls @ 100.00	1,000	920

McKesson Corporation
May 2014 Calls @ 175.00	600	2,400

Mondelēz International, Inc.
March 2014 Calls @ 35.00	3,000	4,200

Nike Inc. Class B
April 2014 Calls @ 85.00	1,200	1,584

National Oilwell Varco, Incorporated
February 2014 Calls @ 90.00	1,300	273

Philip Morris International, Inc.
March 2014 Calls @ 90.00	1,100	1,199

Phillips 66
February 2014 Calls @ 75.00	1,600	6,400

The PNC Financial Services Group, Inc.
February 2014 Calls @ 80.00	1,100	825

Procter & Gamble Co.
February 2014 Calls @ 87.50	1,200	228

QUALCOMM Incorporated
April 2014 Calls @ 77.50	1,200	1,908

Raytheon Company
May 2014 Calls @ 95.00	1,100	2,497

Reinsurance Group of America Incorporated
April 2014 Calls @ 80.00	1,200	3,600

Sempra Energy
April 2014 Calls @ 95.00	1,000	1,110

Signet Jewelers Limited
April 2014 Calls @ 80.00	1,100	6,270

Stryker Corporation
March 2014 Calls @ 80.00	1,300	1,040

Union Pacific Corporation
February 2014 Calls @ 170.00	600	2,004

UnitedHealth Group, Inc.
March 2014 Calls @ 80.00	1,300	1,625

United Technologies Corp.
February 2014 Calls @ 115.00	900	1,845

VF Corp.
February 2014 Calls @ 60.00	2,000	7,000

Western Digital Corporation
April 2014 Calls @ 85.00	1,300	6,565

Total (Premiums Received $61,918)		$ 87,483

* Non-Income Producing Security.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
Schedule of Investments
December 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
66,600	Amana Income Fund	$ 2,915,072
44,322	Baron Real Estate Fund - Retail Class *	986,157
128,022	Eaton Vance Floating-Rate Advantaged Fund - Advisers Class	1,433,851
11,405	Fidelity Advisor Materials Fund - Class I	966,597
132,241	Frost Total Return Bond Fund - Class A	1,416,296
165,576	Ivy High Income Fund - Class Y	1,430,580
24,527	JPMorgan Small Cap Value Fund - Class A	663,444
106,213	Neiman Large Cap Value Fund - No Load Class+	2,815,694
116,752	PIMCO Income Fund - Class D	1,431,380
33,232	PNC Small Cap Fund - Class A *	673,604
37,978	Principal MidCap Fund Class A *	768,287
38,440	Sterling Capital Mid Cap Value Fund - Class A	744,206
45,213	Thornburg International Growth Fund - Class A *	980,228
68,175	Van Eck Emerging Markets Fund - Class A	977,628
Total for Mutual Funds (Cost $16,314,708)		18,203,024	95.01%

Money Market Funds
928,246	Fidelity Money Market Portfolio Select Class 0.01% **	928,246	4.85%
Total for Money Market Funds (Cost $928,246)

	Total Investments	19,131,270	99.86%
	(Cost $17,242,954)

	Other Assets in Excess of Liabilities	27,056	0.14%

	Net Assets	$ 19,158,326	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2013.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund
		Schedule of Investments
	December 31, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds

312,256	AllianceBernstein High Income Fund - I Shares	$ 2,932,087
206,153	DWS Floating Rate Fund Institutional Class	1,952,272
309,016	Lord Abbett High Yield - I Shares	2,422,683
96,991	PIMCO Income Fund Institutional Class	1,189,105
813	RidgeWorth High Income Fund – I Shares	5,788
Total for Mutual Funds (Cost $8,569,044)		8,501,935	28.78%

Exchange Traded Funds
52,029	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	1,405,824
38,784	iSHARES® iBoxx $ High Yield Corporate Bond ETF	3,602,258
13,200	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,403,952
111,317	SPDR® Barclays Convertible Securities ETF	5,201,843
89,107	SPDR® Barclays High Yield Bond ETF	3,614,180
Total for Exchange Traded Funds (Cost $15,181,961)		15,228,057	51.54%

Money Market Funds
5,511,103	Fidelity Money Market Portfolio Class I 0.09% **	5,511,103
Total for Money Market Funds (Cost $5,511,103)		5,511,103	18.65%

	Total Investments	29,241,095	98.97%
	(Cost $29,262,108)

	Other Assets in Excess of Liabilities	303,761	1.03%

	Net Assets	$29,544,856	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2013.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of December 31, 2013, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), and Neiman Tactical Income Fund (“Tactical Income Fund”) (collectively, the “Funds”). For federal income tax purposes, at December 31, 2013 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Tactical Income Fund
Cost of Investments	$19,210,021	$17,242,954	$29,262,108
Premiums Received
from Options Written	$61,918
Gross Unrealized Appreciation	$7,038,711	$1,918,889	$223,625
Gross Unrealized Depreciation			($244,638)
Net Unrealized Appreciation	($93,697)	($30,573)
(Depreciation) on Investments	$6,945,014	$1,888,316	($21,013)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorate to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2013:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$26,180,600	$0	$0	$26,180,600
Total	$26,180,600	$0	$0	$26,180,600

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$87,483	$0	$87,483
Total	$0	$87,483	$0	$87,483

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$18,203,024	$0	$0	$18,203,024
Money Market Funds	928,246	0	0	928,246
Total	$19,131,270	$0	$0	$19,131,270

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,501,935	$0	$0	$8,501,935
Exchange Traded Funds	15,228,057	0	0	15,228,057
Money Market Funds	5,511,103	0	0	5,511,103
Total	$29,241,095	$0	$0	$29,241,095

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended December 31, 2013. There were no transfers into or out of the levels during the three month period ended December 31, 2013. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of December 31, 2013, Large Cap Fund portfolio securities valued at $3,625,653 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three month period ended December 31, 2013 were as follows:

Number of

Premiums

Contracts

 Received

Options outstanding at September 30, 2013

222

     $34,354

Options written

                      478               61,918

Options expired

 (74)

        (8,716)

Options exercised

  (148)

 (25,638)

Options Terminated

           0

         0

Options outstanding at December 31, 2013

478

$61,918

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                    ($87,483)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2013 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                    Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options            $8,716       Appreciation/(Depreciation)        $24,071

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund and Tactical Income Fund did not engage in derivative transactions during the three month period ended December 31, 2013.

In January, 2013, the FASB issued ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" in GAAP and International Reporting Financial Standards ("IFRS"). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments, including written options, that are offset in a reporting entity's Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement ("MNA"). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amount offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amount subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). As such, below is additional information regarding the Fund’s option writing as of December 31, 2013:

Liabilities:

				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount

Option
Writing	$87,483	$0	$87,483	$0	$87,483	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in Large Cap Fund, an affiliated fund, during the three month period ended in December 31, 2013 were as follows:

Shares Held at September 30, 2013	102,011
Purchases	4,202
Sales	(0)
Shares Held at December 31, 2013	106,213

The aggregate cost and value of Balanced Allocation Fund’s investment in Large Cap Fund at December 31, 2013 was $2,262,475 and $2,815,694, respectively. The investment represented 14.70% of total net assets of the Balanced Allocation Fund as of December 31, 2013. For the three month period ended December 31, 2013, Balanced Allocation received dividend income totaling $32,234 and long term capital gain distributions totaling $77,522 from the Large Cap Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:            2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:            2/28/14

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:            2/26/14